SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 27, 2025	Feb. 01, 2025	May 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 28, 2024	May 13, 2024
Subsequent Event [Line Items]
Purchase of warrats, value								$ 1,767	$ 3,022
Proceeds from loans						$ 4,849,000	$ 12,713,000
Accrued settlement						2,500,000
Impairment loss						(873,000)
Impairment loss						$ 644,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Base salary			$ 350,000,000
Percentage of base salary			$ 0.65
Proceeds from loans	$ 8,000,000	$ 3,500,000
Other cost		$ 300,000		$ 4,500,000
Proceeds from loans	2,500
Impairment loss					$ 873,000
Impairment loss					$ 644,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from loans	2,500,000
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Accrued settlement	$ 2,500,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Purchase of warrats, per share	$ 10,000
Purchase of warrats, value	$ 40,000,000
Subsequent Event [Member] | Investor [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Purchase of warrats	4,000
Purchase of warrats, per share	$ 10,000
Purchase of warrats, value	$ 40,000,000